Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 430	¥ 976
Upward adjustments	¥ 6,527	¥ 1,837